As filed with the Securities and Exchange Commission on August 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22653

SYMETRA MUTUAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

777 108th Ave. NE, Suite 1200, Bellevue, WA 98004
(Address of principal executive offices) (Zip code)

Daniel R. Guilbert
777 108th Ave. NE. Bellevue, WA 98004
(Name and address of agent for service)

(800) 796-3872
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

Symetra Mutual
Funds Trust

Semiannual Report (Unaudited)

June 30, 2013

Symetra DoubleLine®  Total Return Fund
Symetra DoubleLine®  Emerging Markets Income Fund
Symetra Yacktman Focused Fund

Table of Contents

Fund Expenses	2
Summary of Holdings	4
Financial Statements*
Symetra DoubleLine® Total Return Fund	5
Symetra DoubleLine® Emerging Markets Income Fund	11
Symetra Yacktman Focused Fund	19
Notes to Financial Statements	25
Other Information	32
Directory of Service Providers	33

*Financial Statements include the following for each Fund:
Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Fund Expenses

Expense Examples
June 30, 2013 (Unaudited)

As a shareholder of one or more of the Funds (See Note 1), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses.   This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table in the row “Actual Fund Return” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table in the row “Hypothetical 5% Return (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.   You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees.   Therefore, the information in the row “Hypothetical 5% Return (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.  In addition, if these transactional costs were included, your costs would have been higher.  The fees and expenses shown in this section do not reflect any charges or expenses imposed by variable insurance product contracts.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD*
Symetra DoubleLine® Total Return Fund Actual Fund Return	$1,000.00	$1,005.00	0.63%	$3.13
Hypothetical 5% Return	$1,000.00	$1,021.67	0.63%	$3.16

Fund Expenses

Expense Examples
June 30, 2013 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD*
Symetra DoubleLine® Emerging Markets Income Fund
Actual Fund Return	$1,000.00	$ 955.70	0.98%	$4.75
Hypothetical 5% Return	$1,000.00	$1,019.93	0.98%	$4.91
Symetra Yacktman Focused Fund
Actual Fund Return	$1,000.00	$1,166.60	1.07%	$5.75
Hypothetical 5% Return	$1,000.00	$1,019.49	1.07%	$5.36

* Expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal period (181) and divided by the number of days in the fiscal year (365) to reflect the most recent fiscal period.

SUMMARY OF HOLDINGS
as of June 30, 2013 (Unaudited)

Symetra DoubleLine® Total Return Fund
Percentage of
Security Allocation	Net Assets
Agency Mortgage Backed Securities	50.2%
Non-Agency Collateralized Mortgage Obligations	40.2%
Short-Term Investments	9.2%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

Symetra DoubleLine® Emerging Markets Income Fund
Percentage of
Security Allocation	Net Assets
Foreign Corporate Bonds
Brazil	15.5%
Russia	12.4%
Peru	10.3%
Chile	9.1%
Columbia	7.6%
Mexico	5.3%
India	4.2%
Dominican Republic	2.9%
Turkey	2.6%
Guatemala	2.2%
Indonesia	2.1%
United Arab Emirates	2.0%
Costa Rica	2.0%
Jamaica	1.9%
Panama	1.8%
Malaysia	1.7%
Foreign Government Bonds
Columbia	1.1%
Short-Term Investments	20.2%
Liabilities in Excess of Other Assets	(4.9)%
Total Net Assets	100.0%

Symetra Yacktman Focused Fund
Percentage of
Security Allocation	Net Assets
Common Stocks
Beverages	12.5%
Media	12.0%
Household Products	10.4%
Health Care Equipment & Supplies	9.3%
Software	7.4%
Communications Equipment	5.9%
Food & Staples Retailing	5.1%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Commercial Banks	2.3%
Capital Markets	2.0%
Computers & Peripherals	1.6%
Health Care Providers & Services	1.6%
Personal Products	1.6%
Air Freight & Logistics	1.4%
Chemicals	0.8%
Diversified Consumer Services	0.5%
Short-Term Investments	19.0%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Symetra DoubleLine® Total Return Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal Amount	Market Value
AGENCY MORTGAGE BACKED SECURITIES - 50.2%
Federal Home Loan Mortgage Corporation,
Series 4109 KD, 3.000%, 05/15/2032	$700,000	$722,428

Federal National Mortgage Association,
Series 2005-88 ZC, 5.000%, 10/25/2035	368,027	408,749
Series 2009-41 ZA, 4.500%, 06/25/2039	600,651	628,213
Series 2009-98 DZ, 4.500%, 12/25/2039	585,426	619,748
Series 2010-132 B, 4.500%, 11/25/2040	553,000	576,315
Series 2012-72 QZ, 3.500%, 07/25/2042	322,325	294,594
		2,527,619
Federal National Mortgage Association Pass-Thru,
Pool MA0919 3.500%, 12/01/2031	336,530	346,967
Pool MA1432 3.000%, 05/01/2033	496,499	501,813
Pool AK9438 4.000%, 03/01/2042	272,093	277,084
Pool AK9439 4.000%, 03/01/2042	273,309	278,364
Pool MA1039 3.500%, 04/01/2042	282,800	284,342
Pool MA1068 3.500%, 05/01/2042	223,850	225,085
Pool AB5459 4.000%, 06/01/2042	219,763	223,960
Pool MA1117 3.500%, 07/01/2042	161,983	162,882
		2,300,497
Government National Mortgage Association,
Series 2008-48 Z, 4.865%, 4/16/2048	637,380	686,954

TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $6,296,845)		6,237,498

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 40.2%
Banc of America Fund Corp.,	375,206	354,395
Series 2006-3 3A1, 5.750%, 03/25/2036
Citigroup Mortgage Loan Trust, Inc.,	286,865	279,137
Series 2004-HYB1 A32, 2.806%, 02/25/2034 (a)
CitiMortgage Alternative Loan Trust,	543,798	461,080
Series 2006-A7 1A12, 6.000%, 12/25/2036
Countrywide Alternative Loan Trust,
Series 2005-J8 1A5, 5.500%, 07/25/2035	416,749	406,665
Series 2005-J13 2A4, 5.500%, 11/25/2035	471,297	414,388
Countrywide Home Loan,
Series 2005-HYB8 4A1, 4.554%, 12/20/2035 (a)	379,817	312,671
Homebanc Mortgage Trust
Series 2005-3 A1, 0.433%, 07/25/2035 (a)	468,133	417,041
JP Morgan Mortgage
Series 2007-S3, 6.000%, 08/25/2037	83,748	73,794
MLCC Mortgage Investors, Inc.
Series 2006-3 1A, 2.440%, 10/25/2036 (a)	407,878	384,965
Residential Accredit Loans, Inc.,
Series 2006-QS13, 6.000%, 09/25/2036	316,879	245,385
Series 2007-QS7, 6.750%, 06/25/2037	462,949	296,613
Series 2007-QS11, 7.000%, 10/25/2037	453,736	382,323

Symetra DoubleLine® Total Return Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal Amount	Market Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 40.2%
(continued)
Residential Funding Mortgage Securities Trust,
Series 2007-S9 1A1, 6.000%, 10/25/2037	$270,946	$232,901
Wachovia Mortgage Loan Trust, LLC.
Series 2005-A 2A1, 2.632%, 09/20/2035 (a)	371,664	342,553
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1, 6.000%, 06/25/2037	428,483	395,075

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS		4,998,986
(Cost $4,662,297)
	Shares
SHORT TERM INVESTMENTS - 9.2%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (b)	1,137,308	1,137,308

TOTAL SHORT TERM INVESTMENTS (Cost $1,137,308)	1,137,308

Total Investments (Cost $12,096,450) - 99.6%	$12,373,792
Other Assets in Excess of Liabilities - 0.4%	48,085
NET ASSETS - 100.0%	$12,421,877

Percentages are stated as a percent of net assets.

Footnotes:
(a) Variable rate security. Rate disclosed as of June 30, 2013.
(b) Rate quoted is seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DoubleLine® Total Return Fund
June 30, 2013 - (Unaudited)

ASSETS:
Investments at value(cost $12,096,450)	$12,373,792
Cash	26
Receivables:
Dividends and interest	43,190
Receivable from adviser (Note 3)	6,707
Prepaid expenses	6,279
Total assets	12,429,994

LIABILITIES: Payable for fund shares redeemed	26
Accrued expenses	8,091
Total liabilities	8,117

NET ASSETS	$12,421,877

Shares Outstanding	1,224,059
Net asset value, offering price and redemption price per share	$10.15
COMPOSITION OF NET ASSETS: Paid in capital	$12,336,150
Accumulated undistributed net investment income (loss)	(101,440)
Accumulated net realized gain (loss) on investments	(90,175)
Net unrealized appreciation (depreciation) on investments	277,342
Net Assets	$12,421,877

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DoubleLine® Total Return Fund
For the Six Months Ended June 30, 2013 - (Unaudited)

INVESTMENT INCOME
Interest income	$284,195
Total income	284,195

EXPENSES
Advisory fees (Note 3)	32,821
Trustee fees (Note 3)	15,750
Legal fees	14,651
Audit fees	12,204
Administration fees	10,405
Offering costs	5,503
Shareholder servicing fees	3,525
Custodian fees	1,803
Reports to shareholders	1,077
Other expenses	3,417
Total operating expenses	101,156
Less: Expense reimbursement by adviser	(63,560)
Net expenses	37,596
Net investment income (loss)	246,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(212,712)
Net realized and unrealized gain (loss) on investments	(212,712)

Net increase (decrease) in net assets resulting from operations	$33,887

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DoubleLine® Total Return Fund

INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS:	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012 *
Net investment income (loss)	$246,599	$293,978
Net realized gain (loss) on investments	-	(2,773)
Change in net unrealized appreciation/depreciation on investments	(212,712)	490,054
Net increase (decrease) in net assets resulting from operations	33,887	781,259

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(353,903)	(375,516)
Net decrease in net assets resulting from distributions paid	(353,903)	(375,516)

CAPITAL SHARE TRANSACTIONS: Proceeds from shares sold	1,081,423	10,536,133
Proceeds from reinvestment of distribution	353,903	375,516
Cost of shares redeemed	(10,435)	(390)
Net increase (decrease) from capital share transactions	1,424,891	10,911,259
Total increase (decrease) in net assets	1,104,875	11,317,002

NET ASSETS Beginning of period	11,317,002	-
End of period	$12,421,877	$11,317,002
Undistributed net investment income (loss)	$(101,440)	$5,864

CHANGE IN SHARES Shares sold	103,274	1,051,453
Shares issued on reinvestment of distributions	34,005	36,356
Shares redeemed	(992)	(37)
Net increase (decrease) in capital shares	136,287	1,087,772

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DoubleLine® Total Return Fund
For a capital share outstanding throughout each period

	Six Months Ended
	June 30, 2013		Period Ended
	(Unaudited)		December 31, 2012	(1)
Net asset value, beginning of period	$10.40		$10.00	(2)
Income (Loss) from investment operations: Net investment income (loss)	0.22		0.37
Net realized and unrealized gain (loss) on investments	(0.16)		0.39
Total from investment operations	0.06		0.76
Less distributions: From net investment income	(0.31)		(0.36)
Total distributions	(0.31)		(0.36)

Net asset value, end of period	$10.15		$10.40

Total return	0.50	% (3)(5)	7.73	% (3)(5)

Ratios/supplemental data:
Net assets, end of period (millions)	$12.4		$11.3

Ratio of expenses to average net assets:
Before waivers and reimbursements	1.70	% (4)	1.92	% (4)
Net of waivers and reimbursements	0.63	% (4)	0.63	% (4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	4.13	% (4)	4.73	% (4)

Portfolio turnover rate	9.70	% (3)	11.61	% (3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized
5) Total Return does not reflect any charges or expenses imposed by variable insurance product contracts.

The accompanying notes are an integral part of these financial statements.

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal Amount	Market Value
FOREIGN CORPORATE BONDS - 83.6%
Brazil - 15.5%
BFF International, Ltd.
7.250%, 01/28/2020	$200,000	$221,200
CCL Finance, Ltd.
9.500%, 08/15/2014	200,000	214,200
Embraer Overseas, Ltd.
6.375%, 01/24/2017	150,000	163,500
Itau Unibanco Holding S.A.
5.650%, 03/19/2022	300,000	291,750
JBS USA LLC
7.250%, 06/01/2021	200,000	201,000
Minerva Luxembourg S.A.
7.750%, 01/31/2023	200,000	199,500
NET Servicos de Comunicacao S.A.
7.500%, 01/27/2020	200,000	219,000
Samarco Mineracao S.A.
4.125%, 11/01/2022	200,000	179,500
		1,689,650
Chile - 9.1%
Banco de Credito e Inversiones
3.000%, 09/13/2017	200,000	196,527
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/2022	200,000	199,639
Cencosud S.A.
5.500%, 01/20/2021	200,000	206,228
CFR International SpA
5.125%, 12/06/2022	200,000	196,496
Corpbanca S.A.
3.125%, 01/15/2018	200,000	190,521
		989,411
Colombia - 7.6%
Bancolombia S.A.
5.950%, 06/03/2021	100,000	106,750
Grupo Aval, Ltd.
4.750%, 09/26/2022	200,000	188,500
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021	300,000	318,750
Transportadora de Gas Internacional S.A.
5.700%, 03/20/2022	200,000	207,500
		821,500
Costa Rica - 2.0%
Instituto Costarricense de Electricidad
6.950%, 11/10/2021	200,000	211,500

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
Dominican Republic - 2.9%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020	$200,000	$212,000
EGE Haina Finance Co.
9.500%, 04/26/2017	100,000	103,250
		315,250
Guatemala - 2.2%
Industrial Senior Trust
5.500%, 11/01/2022	250,000	236,250

India - 4.2%
Reliance Holdings USA, Inc.
5.400%, 02/14/2022	250,000	254,407
Vedanta Resources PLC
8.250%, 06/07/2021	200,000	202,375
		456,782
Indonesia - 2.1%
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/2022	250,000	227,503

Jamaica - 1.9%
Digicel, Ltd.
7.000%, 02/15/2020	200,000	203,000

Malaysia - 1.7%
IOI Investment BHD
4.375%, 06/27/2022	200,000	187,083

Mexico - 5.3%
Cemex Espana Luxembourg
9.250%, 05/12/2020	100,000	106,000
Grupo KUO S.A.B. De C.V.
6.250%, 12/04/2022	200,000	205,250
Petroleos Mexicanos
3.500%, 01/30/2023	200,000	185,000
Southern Copper Corp.
5.250%, 11/08/2042	100,000	82,558
		578,808
Panama - 1.8%
Global Bank Corporation
4.750%, 10/05/2017	200,000	200,500

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
Peru - 10.3%
Banco de Credito del Peru
4.750%, 03/16/2016	$20,000	$20,774
4.250%, 04/01/2023	100,000	92,750
Banco Internacional del Peru
8.500%, 04/23/2070	100,000	101,630
BBVA Banco Continental S.A.
5.000%, 08/26/2022	200,000	195,500
Cementos Pacasmayo S.A.A.
4.500%, 02/08/2023	200,000	186,200
Corporacion Pesquera Inca S.A.C.
9.000%, 02/10/2017	150,000	159,000
Pesquera Exalmar S.A.A.
7.375%, 01/31/2020	200,000	187,000
Scotiabank Peru S.A.
4.500%, 12/13/2027	200,000	180,500
		1,123.354
Russia - 12.4%
Gazprom OAO
4.950%, 02/06/2028	200,000	173,000
Lukoil International Finance B.V.
4.563%, 04/24/2023	200,000	186,500
OJSC Novolipetsk Steel
4.950%, 09/26/2019	200,000	186,500
Phosagro OAO
4.204%, 02/13/2018	200,000	197,500
Sibur Securities, Ltd.
3.914%, 01/31/2018	200,000	186,000
VTB Bank OJSC
6.875%, 05/29/2018	200,000	212,500
6.950%, 10/17/2022	200,000	204,000
		1,346,000
Turkey - 2.6%
Tupras Turkiye Petrol Rafinerileri A.S.
4.125%, 05/02/2018	300,000	285,750

United Arab Emirates - 2.0%
Dolphin Energy, Ltd.
5.500%, 12/15/2021	200,000	216,500

		9,088,841
TOTAL FOREIGN CORPORATE BONDS (Cost $9,380,538)

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value

FOREIGN GOVERNMENT BOND - 1.1%
Colombia - 1.1%
Colombia Government International Bond
8.700%, 02/15/2016	$100,000	$116,994

TOTAL FOREIGN GOVERNMENT BOND (Cost $115,650)		116,994
SHORT TERM INVESTMENTS - 20.2%	Shares
Fidelity Institutional Government Portfolio, 0.010% (a)	2,192,395	2,192,395
TOTAL SHORT TERM INVESTMENTS (Cost $2,192,395)		2,192,395
Total Investments (Cost $11,688,583) - 104.9%		$11,398,230
Liabilities in Excess of Other Assets - (4.9)%		(534,228)
NET ASSETS - 100.0%		$10,864,002

Percentages are stated as a percent of net assets.

Footnotes:
(a) Rate quoted is seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DoubleLine® Emerging Markets Income Fund
June 30, 2013 - (Unaudited)

ASSETS:
Investments at value (cost $11,688,583)	$11,398,230
Receivables:
Securities sold	1,040,158
Dividends and interest	137,311
Receivable from adviser (Note 3)	4,510
Prepaid expenses	6,092
Total assets	12,586,301

LIABILITIES: Payable to custodian	154,373
Investments payable	1,560,492
Payable for fund shares redeemed	12
Accrued expenses	7,422
Total liabilities	1,722,299

NET ASSETS	$10,864,002

Shares Outstanding	1,114,874
Net asset value, offering price and redemption price per share	$9.74
COMPOSITION OF NET ASSETS: Paid in capital	$11,188,335
Accumulated undistributed net investment income (loss)	2,594
Accumulated net realized gain (loss) on investments	(36,574)
Net unrealized appreciation (depreciation) on investments	(290,353)
Net Assets	$10,864,002

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DoubleLine® Emerging Markets Income Fund
For the Six Months Ended June 30, 2013 - (Unaudited)

INTEREST INCOME
Interest Income	$238,606
Total income	238,606

EXPENSES

Advisory fees (Note 3)	49,794
Trustee fees (Note 3)	15,371
Legal fees	13,591
Audit fees	12,037
Administration fees	10,644
Offering costs	5,503
Custodian fees	4,782
Shareholder servicing fees	3,528
Reports to shareholders	735
Other expenses	3,274
Total operating expenses	119,259
Less: Expense reimbursement by adviser	(65,038)
Net expenses	54,221
Net investment income (loss)	184,385
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(51,571)
Change in net unrealized appreciation/depreciation on investments	(646,023)
Net realized and unrealized gain (loss) on investments	(697,594)
Net increase (decrease) in net assets resulting from operations	$(513,209)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DoubleLine® Emerging Markets Income Fund

	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 30, 2012 *
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net realized gain (loss) on investments	$184,385	$180,027
Change in net unrealized appreciation/depreciation on investments	(51,571)	105,575
Net investment income (loss)	(646,023)	355,670
Net increase (decrease) in net assets resulting from operations	(513,209)	641,272

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(181,874)	(179,944)
Net realized gain on investments	-	(90,578)
Net decrease in net assets resulting from distributions paid	(181,874)	(270,522)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	376,422	10,366,858
Proceeds from reinvestment of distribution	181,874	270,522
Cost of shares redeemed	(7,131)	(210)
Net increase (decrease) from capital share transactions	551,165	10,637,170
Total increase (decrease) in net assets	(143,918)	11,007,920

NET ASSETS
Beginning of period	11,007,920	-
End of period	$10,864,002	$11,007,920
Undistributed net investment income	$2,594	$83

CHANGE IN SHARES
Shares sold	36,488	1,035,139
Shares issued on reinvestment of distributions	17,872	26,125
Shares redeemed	(730)	(20)
Net increase (decrease) in capital shares	53,630	1,061,244

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DoubleLine® Emerging Markets Income Fund
For a capital share outstanding throughout each period

	Six Months Ended
	June 30, 2013		Period Ended
	(Unaudited)		December 31, 2012	(1)

Net asset value, beginning of period	$10.37		$10.00	(2)

Income (Loss) from investment operations: Net investment income (loss)	0.17		0.18
Net realized and unrealized gain (loss) on investments	(0.63)		0.46
Total from investment operations	(0.46)		0.64

Less distributions: From net investment income	(0.17)		(0.18)
From net realized gain	-		(0.09)
Total distributions	(0.17)		(0.27)

Net asset value, end of period	$9.74		$10.37

Total return	(4.43	)% (3)(5)	6.37	% (3)(5)

Ratios/supplemental data:
Net assets, end of period (millions)	$10.9		$11.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.16	% (4)	2.33	% (4)
Net of waivers and reimbursements	0.98	% (4)	0.98	% (4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.33	% (4)	2.94	% (4)

Portfolio turnover rate	49.41	% (3)	52.25	% (3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized
5) Total Return does not reflect any charges or expenses imposed by variable insurance product contracts.

The accompanying notes are an integral part of these financial statements.

Symetra Yacktman Focused Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal Amount	Market Value
COMMON STOCKS - 80.9%
Air Freight & Logistics - 1.4%
C. H. Robinson Worldwide, Inc.	1,900	$106,989

Beverages - 12.5%
Coca-Cola Co. (The)	9,400	377,034
PepsiCo, Inc.	7,300	597,067
		974,101
Capital Markets - 2.0%
Bank of New York Mellon Corp. (The)	1,800	50,490
Goldman Sachs Group, Inc. (The)	200	30,250
Northern Trust Corp.	500	28,950
State Street Corp.	700	45,647
		155,337
Chemicals - 0.8%
Sigma-Aldrich Corp	750	60,270

Commercial Banks - 2.3%
U.S. Bancorp	3,200	115,680
Wells Fargo & Co.	1,500	61,905
		177,585
Communications Equipment - 5.9%
Cisco Systems, Inc.	15,500	376,805
Corning, Inc.	4,600	65,458
Research In Motion, Ltd. (a)	1,800	18,846
		461,109
Computers & Peripherals - 1.6%
Dell, Inc.	4,600	61,410
Hewlett-Packard Co.	2,600	64,480
		125,890
Diversified Consumer Services - 0.5%
Apollo Group, Inc., Class A (a)	2,300	40,756

Food & Staples Retailing - 5.1%
Sysco Corp.	10,000	341,600
Wal-Mart Stores, Inc.	800	59,592
		401,192
Health Care Equipment & Supplies - 9.3%
Becton, Dickinson & Co.	500	49,415
C.R. Bard, Inc.	3,400	369,512
Covidien PLC	700	43,988
Stryker Corp.	4,000	258,720
		721,635
Health Care Providers & Services - 1.6%
Patterson Cos., Inc.	500	18,800
Wellpoint, Inc.	1,300	106,392
		125,192

Symetra Yacktman Focused Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
Household Products - 10.4%
Clorox Co. (The)	2,100	$174,594
Procter & Gamble Co. (The)	8,300	639,017
		813,611
Media - 12.0%
Comcast Corp., Class A	1,800	71,406
News Corp., Class A	21,800	710,680
Viacom, Inc., Class B	2,300	156,515
		938,601
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips	1,600	96,800
Exxon Mobil Corp.	1,700	153,595
		250,395
Personal Products - 1.6%
Avon Products, Inc.	5,800	121,974

Pharmaceuticals - 3.3%
Johnson & Johnson	3,000	257,580

Software - 7.4%
Microsoft Corp.	11,000	379,830
Oracle Corp.	6,500	199,680
		579,510

TOTAL COMMON STOCKS (Cost $5,172,247)		6,311,727

SHORT TERM INVESTMENTS - 19.0%
JPMorgan Liquid Assets Money Market Fund, 0.062% (b)	700,539	700,539
JPMorgan Prime Money Market Fund, 0.062% (b)	785,351	785,351
		1,485,890
TOTAL SHORT TERM INVESTMENTS (Cost $1,485,890)

Total Investments (Cost $6,658,137) - 99.9%		$7,797,617
Other Assets in Excess of Liabilities - 0.1%		5,764
NET ASSETS - 100.0%		$7,803,381

Percentages are stated as a percent of net assets.

Footnotes:
PLC -  Public Limited Company
(a)  Non-Income Producing
(b)  Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Yacktman Focused Fund
June 30, 2013 (Unaudited)

ASSETS:
Investments at value (cost $6,658,137)	$7,797,617
Receivables:
Securities sold	125,387
Dividends and interest	6,087
Receivable from adviser (Note 3)	2,734
Prepaid expenses	3,631
Total assets	7,935,456

LIABILITIES:
Payable to custodian	14,691
Investments payable	112,055
Payable for fund shares redeemed	25
Accrued expenses	5,304
Total liabilities	132,075

NET ASSETS	$7,803,381

Shares Outstanding	628,896
Net asset value, offering price and redemption price per share	$12.41

COMPOSITION OF NET ASSETS:
Paid in capital	$6,415,507
Accumulated undistributed net investment income (loss)	(648)
Accumulated net realized gain (loss) on investments	249,042
Net unrealized appreciation (depreciation) on investments	1,139,480
Net Assets	$7,803,381

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Yacktman Focused Fund
For the Six Months Ended June 30, 2013 - (Unaudited)

INVESTMENT INCOME
Dividend income	$66,687
Interest income	533
Total income	67,220

EXPENSES
Advisory fees (Note 3)	35,483
Audit fees	10,619
Administration fees	8,818
Trustee fees (Note 3)	8,576
Legal fees	6,978
Shareholder servicing fees	3,397
Offering costs	2,751
Custodian fees	1,788
Reports to shareholders	662
Other expenses	1,923
Total operating expenses	80,995
Less: Expense reimbursement by adviser	(43,028)
Net expenses	37,967
Net investment income (loss)	29,253
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS Net realized gain (loss) on investments	236,224
Change in net unrealized appreciation/depreciation on investments	783,916
Net realized and unrealized gain (loss) on investments	1,020,140
Net increase (decrease) in net assets resulting from operations	$1,049,393

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Yacktman Focused Fund
	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012 *

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$29,253	$33,638
Net realized gain (loss) on investments	236,224	32,363
Change in net unrealized appreciation/depreciation on investments	783,916	355,564
Net increase (decrease) in net assets resulting from operations	1,049,393	421,565

DISTRIBUTIONS TO SHAREHOLDERS:
OPERATIONS:
Net investment income	(29,940)	(33,599)
Net realized gain on investments	-	(19,545)
Net decrease in net assets resulting from distributions paid	(29,940)	(53,144)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	630,046	5,732,090
Proceeds from reinvestment of distribution	29,940	53,144
Cost of shares redeemed	(17,290)	(12,423)
Net increase (decrease) from capital share transactions	642,696	5,772,811
Total increase (decrease) in net assets	1,662,149	6,141,232
NET ASSETS
Beginning of period	6,141,232	-
End of period	$7,803,381	$6,141,232
Undistributed net investment income (loss)	$(648)	$39
CHANGE IN SHARES
Shares sold	52,945	571,192
Shares issued on reinvestment of distributions	2,459	4,947
Shares redeemed	(1,443)	(1,204)
Net increase (decrease) in capital shares	53,961	574,935

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Yacktman Focused Fund
For a capital share outstanding throughout each period
	Six Months Ended
	June 30, 2013		Period Ended
	(Unaudited)		December 31, 2012	(1)

Net asset value, beginning of period	$10.68		$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.05		0.06
Net realized and unrealized gain (loss) on investments	1.73		0.71
Total from investment operations	1.78		0.77

Less distributions:
From net investment income	(0.05)		(0.06)
From net realized gain	-		(0.03)
Total distributions	(0.05)		(0.09)
Net asset value, end of period	$12.41		$10.68

Total return	16.66	% (3)(5)	7.73	% (3)(5)
Ratios/supplemental data: Net assets, end of period (millions)	$7.8		$6.1
Ratio of expenses to average net assets:
Before waivers and reimbursements
Net of waivers and reimbursements	2.28	% (4)	2.63	% (4)
	1.07	% (4)	1.07	% (4)
Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	0.82	% (4)	0.98	% (4)
Portfolio turnover rate	17.33	% (3)	8.31	% (3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized
5) Total Return does not reflect any charges or expenses imposed by variable insurance product contracts.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Symetra Mutual Funds Trust
June 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

Symetra Mutual Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 21, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 3 series (each, a “Fund” and collectively, the “Funds”), each representing a separate investment portfolio.  The Board of Trustees (the “Board”) may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Funds commenced operations on May 30, 2012.

For convenience, the following shortened names will be used when referring to the Funds individually throughout these notes to financial statements.

Fund	Short Name
Symetra DoubleLine® Total Return Fund	Total Return Fund
Symetra DoubleLine® Emerging Markets Income Fund	Emerging Markets Fund
Symetra Yacktman Focused Fund	Focused Fund

The Total Return Fund and Emerging Markets Fund seek total return through both income and capital appreciation. The Focused Fund seeks long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Fair value is  used for portfolio securities for which market quotations are readily available; other securities and assets are valued in good faith under procedures adopted by the Board.

Securities primarily traded on any U.S. or foreign exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ®”) are valued at their last quoted sale price on that exchange or the NASDAQ® Official Closing Price (“NOCP”), respectively.   Securities listed on more than one exchange are valued at the last quoted sale price on the exchange on which the security is principally traded, or if there has been no sale on the day of valuation, at the mean between the bid and asked prices. Securities not listed or traded on an exchange are valued at the last sale price on the day of valuation.  Securities and other assets for which market quotations are not readily available or for which an approved pricing service does not provide a valuation (or provides a valuation that appears unreliable or appears not to represent the fair value of a security or other asset) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board. Investments in mutual funds are priced at the ending net asset value (“NAV”).

Debt securities with remaining maturities in excess of 60 days are valued at the evaluated mean by an approved pricing service. Debt securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

In the case of securities of foreign issuers, the occurrence of certain significant events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often cause the closing market price of one or more securities to no longer reflect the fair value of such security at the time a Fund’s NAV is calculated. A significant event is an event that is reasonably likely to affect the market value of a Fund’s portfolio securities or other assets. If it is determined that such a significant event has occurred, a  Fund will value securities of  foreign issuers at  fair value, taking into account such significant events, in calculating its NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.

B.  Foreign  Currency Translation. The  books  and  records  of  the  Funds  are  maintained  in  U.S.  dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

C. Security Transactions, Investment Income and Distributions. Security transactions are recorded as of trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities sold. Bond discounts are accreted and premiums are amortized using the effective interest method. Distributions to  shareholders are  recorded  on  the  ex-dividend date.  Capital  gains  and  income  distributions, if  any,  are distributed at least annually.

D.  When-Issued and Delayed Delivery Securities and Forward Commitments.  Funds may purchase securities on a when issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis.  As of June 30, 2013 there were no investments in these types of securities.

E.   Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code, of 1986, as amended, necessary to qualify as regulated investment companies and to distribute all, or substantially all of their net investment income and any net realized capital gains to shareholders of the Funds sufficient to relieve them from all Federal income and excise taxes. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

During the period ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions).  Generally, the Funds’ federal tax returns for periods from the commencement of operations remain subject to examination by the Internal Revenue Service.

F.  Use  of  estimates.  The  presentation  of  financial  statements  in  conformity  with  U.S.  GAAP  requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

G. Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

H. Organizational and Offering Costs.  Organizational costs consist of costs incurred to establish the Trust and enable it to legally do business. These expenses have been paid by the Adviser. Offering costs were deferred and amortized on a straight-line basis over the first twelve months after the commencement of operations of each Fund.

NOTE 3 – INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Symetra Investment Management, Inc. (the “Adviser”). Under the terms of the Agreement, the Funds will pay a management fee equal to the following annual percentages of average daily net assets:

Total Return Fund	0.55%
Emerging Markets Fund	0.90%
Focused Fund	1.00%

The Adviser has contractually agreed to waive 0.05% of its management fee (the “Fee Waiver”) and also agreed to pay Fund expenses in order to limit the Fund’s Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Total Return Fund and Emerging Markets Fund, and 0.12% of the Focused Fund (the “Expense Caps”).The Fee Waiver and the Expense Caps will remain in effect through May 31, 2014, and may be terminated before then only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from each Fund for three years from the date they were waived or paid, as long as each Fund can make the repayment while remaining within its Expense Cap.

As of June 30, 2013, the amounts available for recoupment that have been paid and/or waived by the Investment
Adviser on behalf of the Funds are as follows:

Total Return Fund	$ 143,485
Emerging Markets Fund	$ 147,723
Focused Fund	$ 96,829

The investment Advisor may recapture a portion of the following amounts no later than December 31 of the years stated below:

	2014	2015	2016
Total Return Fund	$ -	$ 79,925	$ 63,560
Emerging Markets Fund	$ -	$ 82,685	$ 65,038
Focused Fund	$ -	$ 53,801	$ 43,028

Reimbursed expenses for the period ended June 30, 2013 are subject to potential recovery through December 31, 2016.

The Trust has entered into servicing agreements with U.S. Bancorp Fund Services, LLC (“USBFS”), and U.S. Bank, N.A.  Under the servicing agreements, USBFS provides their transfer agency, administrative and fund accounting services, and U.S. Bank, N.A. serves as custodian to the Funds.

The Independent Trustees were paid $50,000 for their services during the period ended June 30, 2013. No compensation is paid to the Interested Trustee or officers of the Trust.

NOTE 4 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2013, Symetra Life Insurance Company and its affiliates held either in their own account or for the benefit of others, in aggregate, 100% of the outstanding shares of each of the Funds in the Trust.

NOTE 5 – INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, excluding U.S. government and other short-term investments, for the period ended June 30, 2013, were as follows:

Fund	Purchases (excluding Short- Term Investments & U.S. Government) Securities	Sales (excluding Short- Term Investments & U.S. Government) Securities	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Total Return Fund	$ 1,746,989	$ 1,079,955	$ -	$ -
Emerging Markets Fund	$ 5,090,894	$ 5,961,322	$ -	$ -
Focused Fund	$ 1,136,076	$ 1,016,651	$ -	$ -

NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.  Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The valuation techniques and significant inputs used in determining fair values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, sovereign issues and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, mortgage-based yield spreads for each tranche, current  market  data  and  incorporate deal  collateral performance as  available.    Mortgage and  asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV.  These investments are categorized as Level 1 of the fair value hierarchy.

In the case of securities of foreign issuers, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of securities of foreign issuers when foreign markets open on the following business day.  If such events occur, a Fund will value securities of foreign issuers at fair value provided by an independent pricing service who takes into account such events. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.  Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would initiate fair value pricing of the foreign securities.  Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing.  For this reason, significant events will cause movement between Levels 1 and 2.

The following tables present by Fund the fair value of financial instruments classified by the valuation hierarchy described above.

Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Agency Mortgage Backed Securities	$-	$6,237,498	$-	$6,237,498
Non-Agency Collateralized Mortgage
Obligations	-	4,998,986	-	4,998,986
Total Fixed Income	-	11,236,484	-	11,236,484
Short-Term Investments	1,137,308	-	-	1,137,308
Total Investments in Securities	$1,137,308	$11,236,484	$-	$12,373,792

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Foreign Corporate Bonds	$-	$9,088,841	$-	$9,088,841
Foreign Government Bonds	-	116,994	-	116,994
Total Fixed Income	-	9,205,835	-	9,205,835
Short-Term Investments	2,192,395	-	-	2,192,395
Total Investments in Securities	$2,192,395	$9,205,835	$-	$11,398,230

Focused Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$6,311,727	$-	$-	$6,311,727
Total Equity	6,311,727	-	-	6,311,727
Short-Term Investments	1,485,890	-	-	1,485,890
Total Investments in Securities	$7,797,617	$-	$-	$7,797,617

There were no transfers between Level 1, Level 2, or Level 3 during the period.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2012, the components of accumulated earnings/losses on a tax basis were as follows:

	Total Return Fund	Emerging Markets Fund	Focused Fund
Tax cost of investments	$10,822,319	$10,527,341	$5,906,382
Gross tax unrealized appreciation	500,212	358,302	456,431
Gross tax unrealized depreciation	(10,158)	(2,632)	(100,867)
Net tax appreciation (depreciation) on
investments	490,054	355,670	355,564
Undistributed ordinary income	5,864	15,080	12,857
Undistributed long-term capital gain	-	-	-
Other accumulated gain (loss)	(90,175)	-	-
Total accumulated earnings (losses)	$405,743	$370,750	$368,421

The  difference between  book  cost  of  investments and  tax  cost  of  investments is  attributable primarily  to investments in passive foreign investment companies.

Net investment income and realized gains and losses for federal income tax purposes may differ from the financial statements because of permanent book-to-tax differences.   U.S. GAAP requires that permanent differences between financial and tax reporting be reclassified between various components of net assets.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2012, the following table shows the reclassifications made:

	Accumulated Net Investment Income (Loss)	Accumulated Realized Gain (Loss)
Total Return Fund	$87,402	$(87,402)

The permanent differences relate to paydown and distribution reclass adjustments.

As of December 31, 2012, the Funds had short-term capital loss carry forwards, post-October late year losses and late year ordinary losses as shown in the table below.  Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years.  In order to meet certain excise tax distribution requirements, the Funds are required to distribute annually the net capital gains realized during the twelve month period ending October 31.  In connection with this, the Funds are permitted to defer into their next fiscal year, for tax purposes, any net capital losses incurred from November 1 through the end of the fiscal year.

	Capital Loss Carry Forward Short-Term	Ordinary Late Year Loss	Post October Late Year Loss
Total Return Fund	$55,037	-	$35,138

Distributions from net investment income and net realized gains, if any, are declared and paid at least annually.

Income and capital gains distributions are determined in accordance with the Federal Income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended June 30, 2013 and the period ended December 31, 2012 were as follows:

	Six Months Ended June 30, 2013 Ordinary Income	Period Ended December 31, 2012* Ordinary Income
Total Return Fund	$353,903	$375,516
Emerging Markets Fund	181,874	270,522
Focused Fund	29,940	53,144

* Commenced operations on May 30, 2012

NOTE 8 – SUBSEQUENT EVENTS

Subsequent events have been considered through the date the financial statements were issued and note no items requiring adjustments of the financial statements or additional disclosures.

Other Information – (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The policy of the Board is to vote the proxies of the companies in which each Fund holds investments, consistent with the procedures as stated in the Statement of Additional Information (SAI).

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 1-800-SYMETRA (1-800-796-3872) and on the SEC’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at  http://www.sec.gov. This information is also available, without charge, by calling toll-free 1-800-796-3872 or by visiting the Funds’ website at http://www.symetra.com/funds.

Investment Adviser
Symetra Investment Management, Inc.
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004 – 5135

Distributor
Symetra Securities, Inc.
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004 – 5135

Fund Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

Legal Counsel to the Trust
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Street, NW
Washington, D.C. 20004-2415

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form for the other funds.
b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Principal Financial and Accounting Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symetra Mutual Funds Trust

By  /s/ Daniel R. Guilbert
       Daniel R. Guilbert, President and Chief Executive Officer

Date  August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Daniel R. Guilbert
       Daniel R. Guilbert, President and Chief Executive Officer

Date   August 19, 2013

By  /s/ Colleen M. Murphy
      Colleen M. Murphy, Principal Financial and Accounting Officer

Date   August 19, 2013